INCOME TAXES	12 Months Ended
Mar. 31, 2022
INCOME TAXES

NOTE 15. INCOME TAXES

The Company is a British Virgin Island business company. The Government of the British Virgin Islands does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The benefit from (provision for) income taxes consists of the following:

	Years Ended March 31,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	–	–
Foreign	42	149
Current	42	149

Deferred:
Federal	–	–
State and local	–	–
Foreign	(4,394)	(2,446)
Deferred	(4,394)	(2,446)
Provision for income taxes	$(4,352)	$(2,297)

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the years ended March 31, 2022 and 2021 ($ in thousands):

	Years Ended March 31,
	2022	2021
Loss on ordinary activities before tax	$1,342	$–
Statutory U.S. income tax rate	21.0%	21.0%
Loss at statutory income tax rate	282	–
Losses (unrecognized)	(282)	–
Income tax benefit (expense)	$–	$–

The Company has a $1.3 million net operating loss, which expires March 31, 2042.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the years ended March 31, 2022 and 2021 ($ in thousands):

	Years Ended March 31,
	2022	2021
Loss on ordinary activities before tax	$4,127	$1,218
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	784	231

Change (increase) in deferred income tax rate	(6,998)	—
Recognition of deferred tax assets	722	—
Foreign currency effect	1,098	(2,542)
Other adjustments	—	96
Research and development credit	42	149
Losses (unrecognized)	—	(231)
Income tax expense	$(4,352)	$(2,297)

Research and development credit receivables of $0.2 million and $0.6 million were included in prepaid expenses and other receivables on the consolidated statements of financial position as of March 31, 2022 and 2021, respectively.

The following is a reconciliation of financial statement loss to tax basis loss (in thousands):

	Year Ended March 31, 2022				Year Ended March 31, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax (loss)	$(1,342)	$(9,348)	$(4,127)	$(14,817)	$–	$(13,674)	$(1,218)	$(14,892)
Losses not subject to tax	–	9,348	–	9,348	–	13,674	–	13,674
Taxable (loss)	$(1,342)	$–	$(4,127)	$(5,469)	$–	$–	$(1,218)	$(1,218)

As of March 31, 2022 and 2021, the Company's deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (in thousands):

	As of March 31,
	2022	2021
Deferred tax assets:
Net operating loss	$(3,253)	$(1,689)
Deferred tax asset (unrecognized)	1,500	1,689
Deferred tax asset	(1,753)	–

Deferred tax liabilities:
In-process research and development	30,198	24,050
Deferred tax liability	30,198	24,050

Net deferred tax liability	$28,445	$24,050

iOx generated research and development cash credits of approximately $0.04 million and $0.1 million that have been recorded for the years ended March 31, 2022 and 2021, respectively.

As of March 31, 2022, the Company had U.S. deferred tax assets of $0.3 million, which were not recognized for financial statement purposes. There were no U.S. deferred tax assets as of March 31, 2021.

As of March 31, 2022, 2021 and 2020, cumulative tax losses for iOx were approximately $13.0 million, $8.9 million and $7.7 million, respectively.

As of March 31, 2022 and 2021, iOx had a deferred tax liability of approximately $28.4 million and approximately $24.1 million, respectively. On January 8, 2019, the Company recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the acquisition of SalvaRx. As the IPR&D process is in the U.K., the deferred tax had been recorded at 17%, the rate applicable in the U.K. During the year ended March 31, 2020, the Company recorded a tax expense of $2.2 million, including $2.3 million to increase the deferred tax liability due to the increase in the U.K. tax rate to 19% in March 2020, $0.4 million of a return to provision adjustment and a decrease due to a refundable research and development credit of $0.5 million. In 2022, the Company recorded $7.0 million increase in deferred income taxes to reflect a change in the U.K. income tax rate and recognized $0.7 million of current year losses and $0.8 million of prior year losses.

Additionally, as the deferred tax liability may be settled in the future in GBP, the Company decreased the deferred tax liability by $1.1 million at March 31, 2022 and increased the deferred tax liability by $2.4 million as of March 31, 2021, respectively, to reflect the difference in exchange rates from period to period.

There is no expiration date for accumulated tax losses in the U.K. entities.